Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
LEASES
8.	LEASES

We determine if a contract contains a lease at inception. Our material operating leases consist of retail and warehouse locations as well as office space. Our leases generally have remaining terms of 1- 5 years, most of which include options to extend the leases for additional 3 to 5 year periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods.

Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases. Our leases typically contain rent escalations over the lease term. We recognize expense for these leases on a straight-line basis over the lease term.

We elected this expedient to account for lease and non-lease components as a single component for our entire population of operating lease assets.

We have elected the short-term lease recognition exemption for all applicable classes of underlying assets. Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, are not recorded on the balance sheet.

Lease expense is recorded within our consolidated statements of operations based upon the nature of the assets. Where assets are used to directly serve our customers, such as facilities dedicated to customer contracts, lease costs are recorded in "cost of sales." Facilities and assets which serve management and support functions are expensed through general and administrative expenses.

	March 31, 2020	December 31, 2019
Right to use assets, operating lease assets	$7,240,673	$7,628,591

Current lease liability	$1,893,594	$1,836,700
Non-current lease liability	5,484,090	5,807,266
	$7,377,684	$7,643,966

	March 31, 2020	March 31, 2019
Weighted average remaining lease term	3.24 years	3.5 years
Weighted average discount rate	7.6%	7.6%

	March 31, 2020	March 31, 2019
Operating lease costs	$924,583	$423,973
Short-term lease costs	16,053	5,735
Total operating lease costs	$940,636	$429,708

The following table presents the maturity of the Company's operating lease liabilities as of March 31, 2020:

2020 (remainder of the year)	$1,930,342
2021	2,597,468
2022	2,150,123
2023	1,608,229
2024	813,984
Thereafter	1,433,499
Total lease payments	10,533,645
Less: Imputed interest	(3,155,961)
Lease Liability at March 31, 2020	$7,377,684

7.	LEASES

We determine if a contract contains a lease at inception. Our material operating leases consist of retail and warehouse locations as well as office space. Our leases generally have remaining terms of 1- 5 years, most of which include options to extend the leases for additional 3 to 5 year periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods.

Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases. Our leases typically contain rent escalations over the lease term. We recognize expense for these leases on a straight-line basis over the lease term.

We elected this expedient to account for lease and non-lease components as a single component for our entire population of operating lease assets.

We have elected the short-term lease recognition exemption for all applicable classes of underlying assets. Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, are not recorded on the balance sheet.

December 31,
2019
Right to use assets, operating lease assets	$7,628,591

Current lease liability	$1,836,700
Non-current lease liability	5,807,266
$7,643,966

December 31,
2019
Weighted average remaining lease term	3.9 years
Weighted average discount rate	7.6%

Operating lease assets obtained for operating lease liabilities	$3,050,164

Maturities of lease liabilities
2020	$2,496,070
2021	2,525,468
2022	2,078,123
2023	1,596,229,
2024	813,984
2025	654,160
2026	352,955
2027	152,637
Total lease payments	10,669,626
Less: Imputed interest	(3,025,660)
Lease Liability at December 31, 2019	$7,643,966